Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance beginning	$ 1,435,782	$ 1,473,899
Impairment	(1,435,782)	(129,270)
Foreign currency translation adjustment		91,153
Balance ending		1,435,782	1,473,899
IT services [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance beginning		126,370
Impairment		(129,270)
Foreign currency translation adjustment		2,900
Balance ending			126,370
Academic education services [Member]
Schedule of Changes in the Carrying Amount of Goodwill [Line Items]
Balance beginning	1,435,782	1,347,529
Impairment	(1,435,782)
Foreign currency translation adjustment		88,253
Balance ending		$ 1,435,782	$ 1,347,529